SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2024
Spetner Associates Inc [Member]
SCHEDULE OF INSURANCE SEGMENT

	December 31,	December 31,
	2024	2023

Revenue	$	$
Commission income	14,261,944	7,734,257
Service and fee income	412,178	217,613
Total revenue	14,674,122	7,951,870

Less: Significant and other Insurance Segment expenses
Commission expense	223,004	244,266
Enrollment expense	1,086,182	1,530,770
Salaries and wages	3,516,128	2,879,575
General and administrative	1,454,627	1,463,809
Pension expense	1,542	401,713
Related party expenses	789,000	534,511
Insurance segment net income	7,603,639	897,226

Reconciliation of segment net income
Charitable contribution expense	(5,588,474)	(753,012)
Interest income (expense), net	129,500	13,387
Net income	$2,144,665	$157,601